ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares	Value

COMMON STOCKS 93.3%
CONSUMER DISCRETIONARY 5.0%
Diversified Consumer Services 4.5%
H&R Block	953,100	20,053
		20,053
Media 0.5%
Cablevision Systems, Class A (1)	75,000	2,283
		2,283
Total Consumer Discretionary		22,336
CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
CVS/Caremark	70,200	2,397
Total Consumer Staples		2,397
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
CONSOL Energy	65,000	2,543
Total Energy		2,543
FINANCIALS 77.1%
Capital Markets 12.1%
Affiliated Managers Group (1)	33,300	3,608
Ameriprise Financial	39,000	2,228
E*TRADE Financial (1)	182,000	3,862
Federated Investors, Class B	305,500	11,218
Franklin Resources	22,000	2,658
Legg Mason	12,500	1,178
Mellon Financial	316,000	13,632
Morgan Stanley	30,200	2,379
Northern Trust	57,000	3,428
Nuveen Investments	75,600	3,576
Stifel Financial (1)	50,000	2,215
UBS (CHF)	38,000	2,263
Waddell & Reed Financial, Class A	96,300	2,246
		54,491
Commercial Banks 27.4%
ABN AMRO (EUR)	60,000	2,585
Anglo Irish Bank (EUR)	503,068	10,765
Banco Popolare Di Verona (EUR)	393,000	12,220
Barclays (GBP)	169,300	2,403
Citizens Banking	48,000	1,064
Compass Bancshares	60,300	4,149
Erste Bank der Oesterreich Sparkasse (EUR)	52,000	4,054
Fifth Third Bancorp	279,700	10,822
First Horizon National	135,400	5,623
Placer Sierra Bancshares	82,600	2,235
Royal Bank of Scotland (GBP)	109,000	4,257
Societe Generale (EUR) (1)	16,200	2,803
SunTrust	200,000	16,608
TCF Financial	468,600	12,352
U.S. Bancorp	482,500	16,873
UCBH Holdings	61,500	1,145
UniCredito Italiano S.p.A. (EUR)	242,000	2,306
Wells Fargo	328,000	11,293
		123,557
Consumer Finance 0.9%
American Express	40,400	2,279
SLM Corporation	38,000	1,554
		3,833
Diversified Financial Services 7.2%
CIT Group	43,000	2,276
Citigroup	386,200	19,828
Deutsche Boerse (EUR)	32,400	7,431
JPMorgan Chase	56,000	2,709
		32,244
Insurance 19.1%
American International Group	233,000	15,662
Aon	267,500	10,154
Assurant	42,800	2,295
AXA (EUR)	107,500	4,563
Axis Capital Holdings	34,500	1,168
Genworth Financial, Class A	143,000	4,997
Hartford Financial Services	114,000	10,896
Lincoln National	34,000	2,305
Marsh & McLennan	78,000	2,285
MaxRe Capital	46,500	1,185
MetLife	116,200	7,338
Prudential Financial	105,000	9,477
Swiss Life Holding (CHF)	17,300	4,352
White Mountains Insurance Group	4,800	2,719
XL Capital	96,600	6,758
		86,154
Thrifts & Mortgage Finance 10.4%
Countrywide Financial	175,000	5,887
Fannie Mae	207,900	11,347
First Niagara Financial	162,500	2,261
Freddie Mac	197,500	11,749
IndyMac Mortgage Holdings	140,600	4,506
Sovereign Bancorp	441,000	11,219
		46,969

Total Financials		347,248
HEALTH CARE 1.1%
Health Care Providers & Services 0.6%
WellPoint (1)	32,700	2,652
		2,652
Pharmaceuticals 0.5%
Wyeth	45,500	2,276
		2,276
Total Health Care		4,928
INDUSTRIALS & BUSINESS SERVICES 8.2%
Industrial Conglomerates 8.2%
GE	599,100	21,184
Tyco International	503,000	15,870
Total Industrials & Business Services		37,054
INFORMATION TECHNOLOGY 0.3%
Communications Equipment 0.3%
Motorola	78,000	1,378
Total Information Technology		1,378
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
AT&T	63,000	2,484
Total Telecommunication Services		2,484
Total Common Stocks (Cost $390,901)		420,368
CONVERTIBLE PREFERRED STOCKS 2.0%
FINANCIALS 2.0%
Capital Markets 1.0%
Affiliated Managers Group (1)	80,000	4,405
		4,405
Insurance 1.0%
Aspen Insurance Holdings	82,000	4,464
		4,464
Total Financials		8,869
Total Convertible Preferred Stocks (Cost $9,002)		8,869
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	12,292,474	12,292
Total Short-Term Investments (Cost $12,292)		12,292
Total Investments in Securities
98.0% of Net Assets (Cost $412,195)		$441,529

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Financial Services Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $412,195,000. Net unrealized gain aggregated $29,366,000 at period-end, of which $35,330,000 related to appreciated investments and $5,964,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $316,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $12,292,000 and $11,773,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007